Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions
Schedule of significant related parties and their relationships with the Company
Company Name	Relationship with the Company
SINA	Parent and affiliates under common control.

Alibaba	Strategic partner and significant shareholder of the Company.

Schedule of significant related party transactions with the Company

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Transactions with SINA
Revenue billed through SINA(1)	$4,057	$22,114	$39,285
Deemed contribution from SINA(2)	$61,176	$—	$—
Legal transfer of Weibo Funds and recognition of due to SINA(3)	$22,565	$—	$—
Costs and expenses allocated from SINA(4)	$42,360	$24,678	$25,703
Interest expense on amount due to SINA	$2,838	$—	$—
Repayment of amount due to SINA(5)	$276,614	$2,863	$—

(1)               For the years ended December 31, 2014, 2015 and 2016, the Group billed $4.1 million, $22.1 million and $39.3 million, respectively, to third parties through SINA.

(2)               The $61.2 million in deemed contribution from SINA represents the discount borne by SINA upon the settlement of investor options in 2014(see Note 3).

(3)               The $22.6 million relates to the amount paid by SINA for the Weibo Funds in 2014. (see Note1).

(4)               Costs and expenses allocated from SINA represented the charges for certain services provided by SINA’s affiliates and charged to the Company using actual cost allocation based on proportional utilization (see Note 1). In addition to the allocated costs and expenses, SINA also billed $15.1million, $29.4 million, and $20.3 million for other costs and expenses associated with Weibo’s business in 2014, 2015, and 2016, respectively.

(5)               For the year ended December 31, 2014, the Company repaid approximately $276.6 million for a loan and related interests to SINA.

	Year Ended December 31,
	2014	2015	2016
	(In thousands)
Transactions with Alibaba
Advertising and marketing services provided to Alibaba	$107,587	$143,650	$57,908
Deemed contribution from Alibaba(6)	$15,300	$—	$—
Services provided by Alibaba	$128	$4,515	$13,988

(6)               The $15.3 million represents the discount borne by Alibaba upon the settlement of investor options in 2014. (see Note 3)

Schedule of related party outstanding balance

	As of December 31,
	2015	2016
	(In thousands)
Amount due from SINA(7)	$—	$18,565
Amount due to SINA (7)	$12,188	$—
Accounts receivable due from Alibaba	$54,052	$24,293

(7)               The Group uses amount due from/to SINA to settle balances arising from cost and expenses allocated from SINA based on proportional utilization, other expenditures associated with the Weibo business paid by SINA and third-party customer and supplier balances settled through SINA.